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US Legal Services

J. Neil McMurdie
Senior Counsel
Tel: 860.580.2824 | Fax: 860.580.4844
Email: neil.mcmurdie@us.ing.com

December 3, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: State University of New York Defined Contribution Retirement Plan
File Nos.: 033-81216 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

•	The form of the Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced
Registration Statement; and
•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 3, 2010.

If you have any questions, please call the undersigned at 860-580-2824 or Patricia Guerrera at
860-580-2815.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation